Consolidated cash flow statement of Aegon N.V. (Parenthetical) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of cash flows [abstract]
Interest received	€ 6,215	€ 6,691	€ 7,118
Dividends received	1,292	1,387	1,384
Interest paid	311	300	350
Dividend received from joint ventures and associates	€ 129	€ 203	€ 76